Other income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 253	$ 9	$ 24
Net gains / (losses) from disposals of investments in associates and joint ventures	3	135	4
Share of net profits of associates and joint ventures	79	144	(348)
Impairments related to associates	(2)
Total	333	288	(319)
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	0	0	3
Income from properties	34	49	39
Net gains / (losses) from properties held for sale	20	(17)	12
Other	(483)	354	648
Total other income	(96)	675	384
Gains losses on repurchase of entity's own debt instruments	(574)	21	$ 160
Wealth management business in India | Discontinued operations
Associates, joint ventures and subsidiaries
Other	33
Credit Suisse
Associates, joint ventures and subsidiaries
Gains losses on repurchase of entity's own debt instruments	(457)
Loss before PPA adjustments	(885)
Gain from the release of PPA adjustments	427
Asset Management
Associates, joint ventures and subsidiaries
Other		$ 113
Swisscard
Associates, joint ventures and subsidiaries
Share of net profits of associates and joint ventures	64
Credit Suisse Securities (China) Limited
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	128
Select Portfolio Servicing
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 97